Description of Plan - EBP 001	12 Months Ended
Dec. 31, 2025
EBP, Description of Plan [Line Items]
EBP, Description of Plan	Description of Plan
The following description of the DaVita Retirement Savings Plan (the Plan) provides only general information. Participants should refer to the Plan document for a more complete description of the Plan’s provisions. All capitalized terms used herein that are not defined, shall have the meanings given to them in the Plan.
(a) General
The Plan was established as a defined contribution plan for the benefit of employees of DaVita Inc. and its subsidiaries (the Company). Employees become eligible to participate immediately following the later of the date of hire and attaining the age of 18 (however, a Participant must wait until the first of the month after attaining age 18 and completing 12 months of service before being eligible for the discretionary matching contribution). The Plan does not cover certain classes of individuals such as leased employees, independent contractors, nonresident aliens, residents of the Commonwealth of Puerto Rico, employees covered under a collective bargaining agreement or interns. The Plan is intended to qualify under Section 401(a) of the Internal Revenue Code of 1986, as amended (the Code), and is subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended (ERISA).
(b) Auto Enrollment
All new employees of the Company, except employees from plans merged into the Plan, are automatically enrolled in the Plan at a pre-tax deferral rate of six percent of Compensation upon meeting the eligibility requirements as described above.
(c) Automatic Increase Contributions
Participants who are deferring at least one percent but no more than nine percent of Compensation per pay period will have their deferral rate increased annually by one percent each January 1st until their deferral rate reaches 10%. All eligible Participants receive a notice of the right to opt out of the escalation of Automatic Contributions before such increased contributions are made. If the Participant does not make an affirmative election on or before the deadline, the Participant’s deferral rate in effect as of December 31 of the prior Plan Year will be increased as described above.
(d) Contributions
Participants may elect to contribute a minimum of one percent and maximum of 75% of their Compensation, subject to the legal limit allowed by the Code, into any of the investment options offered by the Plan. Participants may elect to contribute Compensation on a pre-tax basis, an after-tax (Roth) basis or a combination of both. Participants may change their election prospectively at any time.
The Company has elected to make a discretionary matching contribution to the Plan for each eligible Participant in an amount equal to 50% of the Participant’s contributions, up to six percent of Compensation per each pay period. However, if the Participant had a minimum base salary of $120 and was in a position of director or above as of December 31 of the prior Plan Year, the maximum match in the current Plan Year for that Participant is $3.6. The matching contribution is calculated on a payroll by payroll basis, funded annually the following January and is only allocated to Participants who are employed on the last day of the Plan Year (unless the Participant died, became Totally and Permanently Disabled, or terminated on or after Normal Retirement Age). The Company’s discretionary matching contributions are invested in accordance with the Participant’s investment elections for Participant contributions.
Participants may direct their investments into the DaVita Stock Fund, certain collective investment trust (CIT) and common commingled trust (CCT) funds and certain registered investment company funds as allowed under the Plan. The contributions of Participants who do not make elected investment options are automatically invested into various JPMorgan SmartRetirement Passive Blend funds, depending upon the age of the Participants. Participants cannot direct more than 20% of their contributions into the DaVita Stock Fund.
Participants may elect to change their contribution percentage at any time and may change their investment elections or transfer amounts between funds daily, subject to applicable restrictions set forth in the insider trading policy of the Company if such elections or transfers involve the DaVita Stock Fund. Participants who have attained the age of 50 before the close of the Plan Year are also eligible to make catch-up contributions in accordance with, and subject to, the legal limitations of the Code and the Plan.
The Company may not elect to make discretionary contributions, except as part of the employer matching contributions discussed above.
Participants may transfer rollover contributions from other qualified plans into their Plan account subject to provisions under the Plan. Rollovers must be made in cash within the time limit specified by the Code and as determined by the Plan Administrator.
(e) Participant Accounts
The Plan recordkeeper maintains an account for each Participant’s contributions, allocations of Company contributions, if any, rollover contributions, investment earnings and losses and Plan expenses. Investment earnings and losses and Plan expenses are allocated to each account in the proportion that the account bears to the total of all Participants’ accounts. Participants’ accounts are valued on a daily basis based on the quoted market prices as reported by the investment funds, or the quoted market prices of the underlying securities.
(f) Vesting
Participants in the Plan will always be 100% vested in their section 401(k) contributions, including their Roth contributions, and their rollover contributions and earnings thereon. Participants in the Plan prior to January 1, 2018 are 100% vested in employer matching contributions immediately, while Participants joining the Plan on or after January 1, 2018 vest in employer matching contributions 25% per year over a four-year period. Employees become fully vested upon death, Total and Permanent Disability or Normal Retirement Age.
(g) Benefit Payments
Distributions from the Plan will be paid in the form of cash or if a Participant’s vested balance includes the DaVita Stock Fund, they may elect to receive a distribution of those shares. Participants may receive distributions of 401(k) amounts, including Roth amounts, either upon termination of service, by attaining age 59½, by requesting a distribution due to their status as a survivor of domestic abuse or a qualified natural disaster, by incurring a financial hardship, or upon termination of the Plan. Rollover contributions, including Roth rollovers, may be withdrawn at any time. Employee deferral contributions may not be distributed unless the Participant qualifies for a distribution as described above. However, unless the Participant elects otherwise, distributions in cash will begin no later than sixty days after the close of the Plan Year, in which the latest following event occurs: Normal Retirement Age; ten years of participation in the Plan; or termination of service. Distributions are also required to begin by April of the calendar year following the calendar year in which the Participant attains age 73. The benefit to which a Participant is entitled is the benefit that can be provided from the Participant’s Vested Account.
Terminated Participants with Vested Account balances greater than $1 and less than $7 will have their account rolled over to an IRA unless they make an affirmative election to take a rollover or lump sum payment. For termination of service with Vested Account benefits of $1 or less, a Participant will automatically receive the Vested Account interest in his or her account in a lump sum distribution unless a rollover is elected.
Distributions for financial hardship can only be made both on account of an immediate and heavy financial need, and be necessary to satisfy that need. Only the Participant’s tax deferred contributions, Roth contributions, vested matching contributions and rollover contributions may be distributed for financial hardship. Earnings and Company discretionary contributions are not eligible for financial hardship distributions.
In the event of the death of a Participant, the Participant’s Vested Account balance generally will be distributed to the Participant’s beneficiary within five years, unless a longer payout period applies for certain eligible beneficiaries, such as a spouse or under certain other circumstances.
(h) Forfeitures
At December 31, 2025 and 2024, forfeited non-vested accounts totaled $2,219 and $1,577, respectively. These accounts may be used to reduce future employer contributions or pay Plan expenses. During 2025, forfeitures of $1,648 were used to reduce employer contributions.
(i) Notes Receivable From Participants
The Plan permits Participants to borrow a minimum of $1 from their Participant accounts. Subject to the Code and Plan limits, such notes receivable cannot exceed the lesser of 50% of the value of the Participant’s Vested Account, or $50, reduced by the highest outstanding Plan loan balance the Participant had in the preceding 12-month period.
The notes receivable must be repaid generally within five years or within 10 years when the proceeds are used to purchase a principal residence of the Participant and the loan note bears a fixed interest rate at prime as stated in the Wall Street Journal on the last day of the month preceding the month in which the note receivable is made plus one percent. The interest rates on outstanding notes receivable ranged from 4.25% to 9.50% at December 31, 2025, with maturities through December 2035. Notes receivable are secured by the Participant's Vested Account.
(j) Plan Termination
Although it has not expressed the intent to do so, the Company has the right to terminate the Plan at any time subject to the provisions under ERISA. If the Plan is terminated, each Participant’s account balance will be fully vested and distributed in a timely manner.

EBP, Note Receivable From Participant, Account, Primary Residence, Borrowing Term	10 years
Minimum
EBP, Description of Plan [Line Items]
EBP, Asset Held for Investment, Participant Loan, Interest Rate	4.25%
Maximum
EBP, Description of Plan [Line Items]
EBP, Asset Held for Investment, Participant Loan, Interest Rate	9.50%